Schedule of Stock Option Activity (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 13, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Options, Outstanding and exercisable, Beginning		1,320,984	291,984	291,984
Weighted-Average Exercise Price Per Share, Outstanding and exercisable, Beginning		$ 1.54	$ 1.33	$ 1.33
Options, Granted		11,250	1,029,000
Weighted-Average Exercise Price Per Share, Granted	$ 5.83	$ 5.83	$ 1.60
Options, Exercised
Weighted-Average Exercise Price Per Share, Exercised
Options, Forfeited
Weighted-Average Exercise Price Per Share, Forfeited
Options, Expired
Weighted-Average Exercise Price Per Share, Expired
Options, Outstanding and exercisable, Ending		1,332,234	1,320,984	291,984
Weighted-Average Exercise Price Per Share, Outstanding and exercisable, Ending		$ 1.57	$ 1.54	$ 1.33